                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

    Item 1. Reports to Shareholders.



    The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lipper High Yield Bond Fund Index and the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index(R) from 8/31/97 through 8/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                                  VAN KAMPEN HIGH YIELD      CORPORATE HIGH YIELD 2%     LIPPER HIGH YIELD BOND
                                                          FUND                  ISSUER CAP INDEX               FUND INDEX
                                                  ---------------------      -----------------------     ----------------------
8/97                                                     9520.00                    10000.00                    10000.00
                                                         9738.00                    10198.00                    10242.20
                                                         9636.00                    10206.50                    10202.00
                                                         9769.00                    10303.20                    10276.10
                                                         9847.00                    10402.10                    10397.30
                                                        10058.00                    10589.60                    10599.30
                                                        10179.00                    10651.50                    10699.20
                                                        10332.00                    10751.80                    10854.20
                                                        10424.00                    10794.00                    10888.10
                                                        10455.00                    10831.10                    10876.10
                                                        10424.00                    10870.00                    10895.20
                                                        10518.00                    10931.90                    10969.50
                                                         9679.00                    10328.70                    10133.60
                                                         9569.00                    10375.40                    10072.80
                                                         9361.00                    10162.70                     9844.13
                                                         9948.00                    10584.50                    10422.20
8/98                                                     9893.00                    10596.10                    10389.70
                                                        10011.00                    10753.40                    10577.80
                                                         9980.00                    10690.10                    10535.30
                                                        10167.00                    10792.10                    10721.00
                                                        10374.00                    11001.20                    10998.20
                                                        10170.00                    10852.20                    10789.40
                                                        10137.00                    10829.10                    10790.90
                                                        10192.00                    10872.70                    10794.30
                                                        10106.00                    10752.50                    10684.80
                                                        10072.00                    10675.10                    10601.50
                                                        10074.00                    10604.20                    10570.90
                                                        10185.00                    10728.90                    10757.20
8/99                                                    10279.00                    10849.60                    10886.70
                                                        10318.00                    10802.90                    10833.20
                                                        10390.00                    10823.40                    10910.00
                                                        10237.00                    10595.90                    10721.10
                                                        10215.00                    10612.80                    10674.40
                                                        10097.00                    10504.30                    10484.30
                                                        10326.00                    10718.80                    10678.40
                                                        10382.00                    10800.70                    10697.50
                                                        10418.00                    10873.80                    10753.50
                                                        10256.00                    10777.00                    10595.20
                                                         9830.00                    10438.40                    10233.10
                                                         9338.00                    10028.00                     9661.82
8/00                                                     9434.00                    10221.30                     9829.44
                                                        10006.00                    10988.10                    10481.60
                                                        10083.00                    11139.40                    10514.70
                                                         9740.00                    10883.70                    10165.90
                                                         9563.00                    10749.60                    10032.60
                                                         9686.00                    10946.60                    10141.10
                                                         9371.00                    10641.30                     9842.48
                                                         9426.00                    10797.60                     9900.16
                                                         9476.00                    10925.60                     9944.03
                                                         8810.00                    10192.90                     9241.88
                                                         8975.00                    10442.80                     9453.26
                                                         9279.00                    10822.60                     9753.52
8/01                                                     9184.00                    10779.50                     9727.17
                                                         9113.00                    10854.80                     9750.60
                                                         8755.00                    10706.80                     9578.27
                                                         8941.00                    10965.20                     9767.85
                                                         9028.00                    11138.80                     9869.98
                                                         8920.00                    11082.90                     9770.93
                                                         8314.00                    10417.40                     9220.82
                                                         7950.00                     9972.31                     8918.55
                                                         7984.00                    10236.00                     9072.10
                                                         7877.00                    10105.00                     8945.88
                                                         7795.00                    10001.20                     8889.27
                                                         8253.00                    10610.70                     9401.70
8/02                                                     8319.00                    10753.50                     9493.05
                                                         8438.00                    11099.90                     9702.98
                                                         8585.00                    11243.20                     9833.01
                                                         8808.00                    11560.70                    10078.50
                                                         9221.00                    12245.00                    10573.30
                                                         9312.00                    12369.20                    10699.00
                                                         9536.00                    12728.10                    10987.30
                                                         9433.00                    12600.30                    10902.70
                                                         9521.00                    12734.90                    11049.10
                                                         9777.00                    13082.00                    11317.30
                                                         9979.00                    13344.80                    11571.30
                                                        10098.00                    13544.80                    11705.30
8/03                                                    10330.00                    13848.40                    11995.20
                                                        10447.00                    14114.20                    12187.70
                                                        10422.00                    14081.50                    12163.80
                                                        10483.00                    14177.50                    12210.20
                                                        10487.00                    14082.30                    12182.40
                                                        10345.00                    13842.70                    11994.20
                                                        10495.00                    14040.20                    12161.90
                                                        10646.00                    14231.10                    12258.90
                                                        10857.00                    14511.10                    12459.00
                                                        11009.00                    14720.70                    12632.00
                                                        11193.00                    14985.60                    12856.70
                                                        11287.00                    15165.80                    13039.20
8/04                                                    11412.00                    15390.70                    13235.80
                                                        11416.00                    15370.80                    13203.30
                                                        11573.00                    15596.00                    13405.00
                                                        11206.00                    15143.60                    13049.40
                                                        11055.00                    14996.40                    12897.00
                                                        11183.00                    15262.10                    13103.70
                                                        11376.00                    15536.70                    13313.70
                                                        11537.00                    15782.10                    13521.20
                                                        11605.00                    15831.20                    13585.50
                                                        11481.00                    15690.00                    13497.20
                                                        11356.00                    15550.20                    13386.00
                                                        11457.00                    15670.90                    13507.90
8/05                                                    11558.00                    15814.90                    13632.50
                                                        11660.00                    16002.30                    13808.40
                                                        11763.00                    16158.40                    13924.20
                                                        11800.00                    16226.20                    13981.10
                                                        11871.00                    16327.40                    14061.70
                                                        11840.00                    16306.00                    14030.90
                                                        11774.00                    16215.00                    13952.60
                                                        11878.00                    16353.80                    14059.10
                                                        12017.00                    16595.40                    14250.50
                                                        12127.00                    16825.20                    14408.10
                                                        12244.00                    17054.30                    14616.40
                                                        12420.00                    17324.10                    14868.70
8/06                                                    12493.00                    17516.00                    15018.80
                                                        12600.00                    17716.50                    15179.50
                                                        12779.00                    17975.10                    15376.40
                                                        12829.00                    18006.00                    15425.30
                                                        12962.00                    18240.60                    15638.40
                                                        13012.00                    18367.00                    15771.50
                                                        12834.00                    18033.90                    15515.40
                                                        12544.00                    17407.00                    15012.40
8/07                                                    12754.00                    17667.10                    15157.20

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 10/2/78         since 7/2/92          since 7/6/93       since 3/23/05
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
AVERAGE                             4.75%                 4.00%                 1.00%
ANNUAL                 W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception          7.28%      7.10%      5.27%      5.27%      4.35%      4.35%        5.34%

10-year                  2.98       2.47       2.33       2.33       2.20       2.20           --

5-year                   9.84       8.76       8.97       8.76       9.00       9.00           --

1-year                   6.23       1.29       5.41       1.44       5.59       4.60         6.49
------------------------------------------------------------------------------------------------------

30-Day SEC Yield              7.70%                 7.27%                 7.39%              8.34%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is a broad-based index that reflects the general performance of the U.S. dollar denominated, fixed-rate, non-investment grade, taxable corporate bond market. Issuers are capped at 2% of the index. Lipper High Yield Bond Fund Index is an index of funds with similar investment objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

Strong fundamental and technical factors supported the high yield market for much of the 12-month reporting period, helping it to outperform Treasuries for the first nine months. In June, however, a combination of factors including fears about the contagion effect of the troubled subprime mortgage market on the broader economy, rising interest rates, increased market volatility, and a heavy new issue calendar, put pressure on the high yield market, and prices began to decline. Up until that time, demand for high yield securities had been robust as loose credit conditions, rising equity prices, and low interest rates fueled investor confidence in the market and an increasing willingness to assume greater risk in order to capture potentially higher yields. But as concerns about the subprime fallout escalated, investor confidence waned, equity performance fell off, and the market began to reprice risk across the credit markets. A Treasury market rally ensued in July, resulting in a particularly difficult month for high yield as investors fled to the relative safety of high-quality securities. In August, however, the high yield market rebounded, performing in line with equities but still underperforming Treasuries.

High yield credit spreads tightened throughout much of the period, but widened considerably in July. Spreads continued to widen in August, but to a much smaller degree than in the previous month, ending the period 467 basis points over Treasuries, yet still somewhat tighter than long-term historical averages.

New issue supply was strong overall, particularly in May and June when monthly issuance reached approximately $25 billion. But the new issue market essentially closed in July and August when only $5 billion and $3 billion, respectively, came to market. The lower quality tiers of the high yield market turned in the best performance through June, with CCC rated bonds outperforming higher-quality issues. But in the last two months of the period, as investors reduced risk, higher-quality B and BB rated bonds outperformed. Sector performance varied considerably throughout the period, but individual industry performance remained in positive territory until July. The financial sector and sectors related to the housing market have been particularly hard hit by the recent market troubles and were among the worst performing sectors in the latter months of the period.

PERFORMANCE ANALYSIS

Classes A, B and C shares of Van Kampen High Yield Fund underperformed the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index and the Lipper High Yield Bond Fund Index, while Class I shares outperformed both indices for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

----------------------------------------------------------------------------------
                                              LEHMAN BROTHERS    LIPPER HIGH
                                               U.S. CORPORATE       YIELD
                                               HIGH YIELD 2%      BOND FUND
      CLASS A   CLASS B   CLASS C   CLASS I   ISSUER CAP INDEX      INDEX

       6.23%     5.41%     5.59%     6.49%          6.46%           6.36%
----------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

We have long been of the opinion that high yield credit spreads are too tight and therefore, have continued to position the portfolio defensively in terms of credit quality. The Fund maintained a higher overall credit quality than that of the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, which was the primary reason for the Fund's relative underperformance. This emphasis on higher-rated securities hindered overall performance as the lowest-quality tiers of the market outperformed higher-quality securities for much of the reporting period. In the last few months, however, this strategy was beneficial as the market's flight to quality boosted the performance of higher-rated bonds.

The Fund's interest-rate positioning was also somewhat defensive in that its duration (a measure of interest rate sensitivity) was below that of the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Fund's lower relative sensitivity to interest rate changes had a minimal impact on performance for most of the first half of the reporting period as interest rates remained fairly stable. Although this positioning dampened performance somewhat in the first calendar quarter of the year when rates declined, it was additive to returns later in the period when rates were rising.

Strong security selection in various sectors, including energy, retail, and metals/mining added to relative returns. Conversely, security selection in the financials and chemicals industry, as well as an underweight to the cable industry, detracted from performance. As of the end of the reporting period, the Fund's major sector overweights were in the health care and the food/tobacco/beverage sectors. The largest sector underweights were in retail, technology, and media.
 4

The decline in prices in recent months provided attractive opportunities to add several positions to the Fund. In our opinion, the spread widening that has occurred in recent months is overdue and has brought spreads to more realistic levels. Although it is difficult to predict whether prices will decline further in the coming months, we believe spreads remain somewhat tight and that higher volatility and continued risk aversion would likely lead to wider spreads for the asset class in the coming months. For these reasons, we continue to feel that it is prudent to maintain the Fund's defensive positioning.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 8/31/07
AAA/Aaa                                                           0.3%
AA/Aa                                                             1.2
A/A                                                               0.7
BBB/Baa                                                           6.1
BB/Ba                                                            31.2
B/B                                                              52.3
CCC/Caa                                                           4.6
Non-Rated                                                         3.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
Health Care                                                       8.9%
Automotive                                                        6.1
Integrated Energy                                                 6.1
Chemicals                                                         6.0
Gaming                                                            5.3
Media-Cable                                                       5.1
Paper                                                             4.6
Media-Noncable                                                    4.5
Food/Beverage                                                     4.4
Electric                                                          4.4
Technology                                                        3.6
Services                                                          3.4
Pipelines                                                         3.3
Wireline                                                          2.9
Metals                                                            2.7
Oil Field Services                                                2.7
Diversified Manufacturing                                         2.5
Retailers                                                         2.3
Home Construction                                                 2.2
Consumer Products                                                 1.9
Packaging                                                         1.9
Supermarkets                                                      1.9
Wireless                                                          1.8
Environmental                                                     1.7
Lodging                                                           1.6
Collateralized Mortgage Obligations                               1.6
Utility                                                           1.0
Tobacco                                                           0.6
Finance                                                           0.5
Aerospace & Defense                                               0.5
Pharmaceuticals                                                   0.5
Sovereigns                                                        0.5
Noncaptive-Diversified Finance                                    0.2
                                                                -----
Total Long-Term Investments                                      97.2
Total Short-Term Investments                                      1.1
                                                                -----
Total Investments                                                98.3
Foreign Currency                                                  0.4
Other Assets in Excess of Liabilities                             1.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549 -0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $  998.04          $4.53
  Hypothetical................................     1,000.00         1,020.67           4.58
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           994.31           8.29
  Hypothetical................................     1,000.00         1,016.89           8.39
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           994.27           8.29
  Hypothetical................................     1,000.00         1,016.89           8.39
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           999.28           3.28
  Hypothetical................................     1,000.00         1,021.93           3.31
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.65%, 1.65% and 0.65% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a proposed reduction in the advisory fee rate effective June 1, 2005 and approving a reverse stock split for the Fund, as discussed by Board of Trustees at its June 2006 meeting. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            CORPORATE BONDS  94.4%
            AEROSPACE & DEFENSE  0.5%
$   2,870   DAE Aviation Holdings (a).................... 11.250%   08/01/15   $  2,870,000
                                                                               ------------

            AUTOMOTIVE  6.1%
    4,345   ArvinMeritor, Inc. ..........................  8.750    03/01/12      4,323,275
    3,675   Ford Motor Credit Co. .......................  5.800    01/12/09      3,463,937
    6,080   Ford Motor Credit Co. .......................  7.000    10/01/13      5,421,086
    4,195   Ford Motor Credit Co. .......................  7.250    10/25/11      3,827,497
    4,450   General Motors Acceptance Corp. .............  4.375    12/10/07      4,392,822
    6,220   General Motors Acceptance Corp. .............  6.875    09/15/11      5,552,059
    1,690   General Motors Corp. ........................  7.125    07/15/13      1,453,400
    2,195   General Motors Corp. ........................  8.375    07/15/33      1,772,463
    2,955   Penske Automotive Group, Inc. ...............  7.750    12/15/16      2,836,800
                                                                               ------------
                                                                                 33,043,339
                                                                               ------------
            CHEMICALS  6.0%
    2,828   Equistar Chemicals, LP....................... 10.125    09/01/08      2,948,190
      354   Equistar Chemicals, LP....................... 10.625    05/01/11        375,240
    1,715   Innophos Holdings, Inc. (a)..................  9.500    04/15/12      1,706,425
    2,700   Innophos, Inc. ..............................  8.875    08/15/14      2,673,000
EUR 1,959   JohnsonDiversey, Inc. .......................  9.625    05/15/12      2,722,019
    3,463   JohnsonDiversey, Inc. Ser B..................  9.625    05/15/12      3,497,630
    2,585   Koppers Holdings, Inc. (b)................... 0/9.875   11/15/14      2,171,400
    1,730   Koppers, Inc. ...............................  9.875    10/15/13      1,807,850
    2,775   Nalco Co. ...................................  7.750    11/15/11      2,837,438
    3,960   Nalco Co. ...................................  8.875    11/15/13      4,068,900
EUR 1,390   Rockwood Specialties Group, Inc. ............  7.625    11/15/14      1,846,188
    3,185   Terra Capital, Inc. .........................  7.000    02/01/17      3,073,525
    2,940   Westlake Chemical Corp. .....................  6.625    01/15/16      2,719,500
                                                                               ------------
                                                                                 32,447,305
                                                                               ------------
            CONSUMER PRODUCTS  1.9%
    3,740   Jarden Corp. ................................  7.500    05/01/17      3,515,600
    2,460   Oxford Industrials, Inc. ....................  8.875    06/01/11      2,478,450
    4,305   Phillips-Van Heusen Corp. ...................  7.250    02/15/11      4,353,431
                                                                               ------------
                                                                                 10,347,481
                                                                               ------------
            DIVERSIFIED MANUFACTURING  2.5%
    1,295   Baldor Electric Co. .........................  8.625    02/15/17      1,343,563
    4,645   Hexcel Corp. ................................  6.750    02/01/15      4,540,487
    3,235   Propex Fabrics, Inc. ........................ 10.000    12/01/12      2,701,225
    4,660   RBS Global & Rexnord Corp. ..................  9.500    08/01/14      4,729,900
                                                                               ------------
                                                                                 13,315,175
                                                                               ------------
            ELECTRIC  4.4%
      925   AES Corp. ...................................  7.750    03/01/14        920,375
      528   AES Corp. ...................................  8.875    02/15/11        545,160
    3,035   AES Corp. (a)................................  9.000    05/15/15      3,179,162
      740   AES Corp. ...................................  9.375    09/15/10        777,000

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            ELECTRIC (CONTINUED)
$   3,150   Dynegy Holdings, Inc. (a)....................  7.750%   06/01/19   $  2,929,500
    3,380   InterGen NV (Netherlands) (a)................  9.000    06/30/17      3,447,600
    2,585   IPALCO Enterprises, Inc. ....................  8.375    11/14/08      2,630,238
    1,355   IPALCO Enterprises, Inc. ....................  8.625    11/14/11      1,399,038
    2,945   Nevada Power Co. Ser A.......................  8.250    06/01/11      3,223,797
    1,646   PSEG Energy Holdings.........................  8.625    02/15/08      1,668,751
    2,945   Reliant Energy, Inc. ........................  7.875    06/15/17      2,893,463
      190   Sierra Pacific Power Co. Ser H...............  6.250    04/15/12        195,435
                                                                               ------------
                                                                                 23,809,519
                                                                               ------------
            ENVIRONMENTAL  1.7%
    5,715   Allied Waste North America, Inc. ............  6.375    04/15/11      5,657,850
    1,850   Allied Waste North America, Inc. ............  7.875    04/15/13      1,887,000
    1,437   Allied Waste North America, Inc. Ser B.......  9.250    09/01/12      1,501,665
                                                                               ------------
                                                                                  9,046,515
                                                                               ------------
            FINANCE  0.5%
    2,752   UCAR Finance, Inc. .......................... 10.250    02/15/12      2,889,600
                                                                               ------------

            FOOD/BEVERAGE  4.4%
    2,320   Constellation Brands, Inc. (a)...............  7.250    05/15/17      2,262,000
    3,000   Michael Foods, Inc. .........................  8.000    11/15/13      2,985,000
    4,720   Pilgrim's Pride Corp. .......................  7.625    05/01/15      4,731,800
    7,600   Pilgrim's Pride Corp. .......................  9.625    09/15/11      7,853,308
    4,565   Smithfield Foods, Inc. ......................  7.000    08/01/11      4,587,825
      450   Smithfield Foods, Inc. Ser B.................  7.750    05/15/13        454,500
    1,080   Smithfield Foods, Inc. Ser B.................  8.000    10/15/09      1,112,400
                                                                               ------------
                                                                                 23,986,833
                                                                               ------------
            GAMING  5.3%
      993   Caesars Entertainment........................  8.875    09/15/08      1,009,136
    6,935   Isle of Capri Casinos, Inc. .................  7.000    03/01/14      6,050,787
    5,440   Las Vegas Sands Corp. .......................  6.375    02/15/15      5,195,200
    9,470   MGM Mirage, Inc. ............................  6.000    10/01/09      9,434,487
    3,005   Station Casinos, Inc. .......................  6.000    04/01/12      2,802,163
    3,795   Station Casinos, Inc. .......................  6.875    03/01/16      3,197,288
    1,085   Station Casinos, Inc. .......................  7.750    08/15/16      1,044,313
                                                                               ------------
                                                                                 28,733,374
                                                                               ------------
            HEALTH CARE  8.9%
    2,885   Community Health Systems, Inc. (a)...........  8.875    07/15/15      2,895,819
    3,745   DaVita, Inc. ................................  6.625    03/15/13      3,642,012
    4,345   Fisher Scientific International, Inc. .......  6.125    07/01/15      4,263,418
    4,050   FMC Finance III SA (Luxembourg) (a)..........  6.875    07/15/17      3,989,250
    9,830   Fresenius Medical Care Capital Trust IV......  7.875    06/15/11     10,051,175
    2,545   HCA, Inc. ...................................  5.750    03/15/14      2,048,725
    3,810   HCA, Inc. ...................................  6.250    02/15/13      3,276,600
    4,795   HCA, Inc. ...................................  6.500    02/15/16      3,931,900
      940   HCA, Inc. ...................................  8.750    09/01/10        937,650

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            HEALTH CARE (CONTINUED)
$     545   HCA, Inc. (a)................................  9.125%   11/15/14   $    559,988
      680   Invacare Corp. ..............................  9.750    02/15/15        659,600
    2,655   National Mentor Holdings, Inc. .............. 11.250    07/01/14      2,801,025
    3,885   Omnicare, Inc. ..............................  6.750    12/15/13      3,632,475
      750   Omnicare, Inc. ..............................  6.875    12/15/15        703,125
    2,215   Sun Healthcare Group, Inc. (a)...............  9.125    04/15/15      2,226,075
    1,480   Tenet Healthcare Corp. ......................  7.375    02/01/13      1,235,800
    1,710   Tenet Healthcare Corp. ......................  9.875    07/01/14      1,521,900
                                                                               ------------
                                                                                 48,376,537
                                                                               ------------
            HOME CONSTRUCTION  2.2%
      968   Goodman Global Holdings, Inc. Ser B (c)......  8.360    06/15/12        951,060
    3,365   Interface, Inc. Ser B........................  9.500    02/01/14      3,499,600
    1,435   Interface, Inc. ............................. 10.375    02/01/10      1,492,400
    5,130   Nortek, Inc. ................................  8.500    09/01/14      4,463,100
    1,550   Realogy Corp. (a)............................ 10.500    04/15/14      1,309,750
                                                                               ------------
                                                                                 11,715,910
                                                                               ------------
            INTEGRATED ENERGY  6.1%
    2,325   Chesapeake Energy Corp. .....................  6.375    06/15/15      2,234,906
    4,360   Chesapeake Energy Corp. .....................  7.500    09/15/13      4,458,100
      960   Cimarex Energy Co. ..........................  7.125    05/01/17        940,800
      109   Hanover Equipment Trust Ser A................  8.500    09/01/08        109,273
    3,042   Hanover Equipment Trust Ser B................  8.750    09/01/11      3,140,865
    6,685   Hilcorp Energy/Finance Corp. (a).............  7.750    11/01/15      6,434,313
    3,460   Husky Oil, Ltd. (Canada).....................  8.900    08/15/28      3,587,383
    6,170   Massey Energy Co. ...........................  6.875    12/15/13      5,599,275
    3,450   Pacific Energy Partners......................  7.125    06/15/14      3,546,262
    2,820   SandRidge Energy, Inc. (Senior Unsecured Term
            Loan) (a)....................................  8.625    04/01/15      2,756,550
                                                                               ------------
                                                                                 32,807,727
                                                                               ------------
            LODGING  1.6%
    5,000   Host Marriott, LP............................  6.375    03/15/15      4,875,000
    4,000   Host Marriott, LP Ser J......................  7.125    11/01/13      4,000,000
                                                                               ------------
                                                                                  8,875,000
                                                                               ------------
            MEDIA--CABLE  5.1%
    6,005   Cablevision Systems Corp. (c)................  9.820    04/01/09      6,185,150
    1,839   CCH I, LLC................................... 11.000    10/01/15      1,811,415
    1,355   CCH II, LLC/CCH II Capital Co. .............. 10.250    09/15/10      1,375,325
    5,320   Echostar DBS Corp. ..........................  6.375    10/01/11      5,240,200
    1,290   Echostar DBS Corp. ..........................  6.625    10/01/14      1,251,300
    1,505   Intelsat Bermuda, Ltd. (Bermuda) (c).........  8.886    01/15/15      1,523,813
      460   Intelsat Subsidiary Holding Co., Ltd.
            (Bermuda)....................................  8.250    01/15/13        464,600
    4,315   Intelsat Subsidiary Holding Co., Ltd.
            (Bermuda)....................................  8.625    01/15/15      4,363,544
    3,740   Lin Television Corp. ........................  6.500    05/15/13      3,534,300
      655   NTL Cable, PLC (United Kingdom)..............  8.750    04/15/14        666,462
      360   NTL Cable, PLC (United Kingdom)..............  9.125    08/15/16        365,850

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            MEDIA--CABLE (CONTINUED)
$     898   PanAmSat Corp. ..............................  9.000%   08/15/14   $    918,205
    4,000   Park N View, Inc. Ser B (d) (e) (f).......... 13.000    05/15/08              0
                                                                               ------------
                                                                                 27,700,164
                                                                               ------------
            MEDIA--NONCABLE  4.5%
    6,187   CanWest Media, Inc. (Canada).................  8.000    09/15/12      6,055,377
    2,282   Dex Media East/Finance Corp., LLC............ 12.125    11/15/12      2,441,740
    3,587   Dex Media West/Finance Corp., LLC Ser B......  9.875    08/15/13      3,802,220
    4,700   Idearc, Inc. ................................  8.000    11/15/16      4,664,750
    2,250   Interpublic Group of Cos., Inc. .............  6.250    11/15/14      2,013,750
    2,065   Univision Communications, Inc. (a) (g).......  9.750    03/15/15      1,977,238
    4,020   Valassis Communications, Inc. ...............  8.250    03/01/15      3,437,100
                                                                               ------------
                                                                                 24,392,175
                                                                               ------------
            METALS  2.7%
    1,340   Foundation PA Coal Co. ......................  7.250    08/01/14      1,289,750
    2,640   Freeport McMoRan Cooper & Gold, Inc. ........  8.375    04/01/17      2,818,200
    7,050   Novelis, Inc. (Canada).......................  7.250    02/15/15      6,873,750
EUR 2,445   SGL Carbon Luxembourg SA (Luxembourg) (a)....  8.500    02/01/12      3,505,561
                                                                               ------------
                                                                                 14,487,261
                                                                               ------------
            NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
      840   Capmark Financial Group, Inc. (a)............  5.875    05/10/12        744,680
      350   Capmark Financial Group, Inc. (a)............  6.300    05/10/17        284,780
                                                                               ------------
                                                                                  1,029,460
                                                                               ------------
            OIL FIELD SERVICES  2.7%
    4,700   Chaparral Energy, Inc. ......................  8.500    12/01/15      4,230,000
      705   Chaparral Energy, Inc. (a)...................  8.875    02/01/17        638,025
    2,220   Compagnie Generale de Geophysique
            SA (France)..................................  7.500    05/15/15      2,242,200
    2,635   OPTI Canada, Inc. (Canada) (a)...............  8.250    12/15/14      2,681,113
    4,560   Pogo Producing Co. ..........................  6.875    10/01/17      4,617,000
                                                                               ------------
                                                                                 14,408,338
                                                                               ------------
            PACKAGING  1.9%
EUR 1,975   Crown European Holdings SA (France)..........  6.250    09/01/11      2,690,442
    2,100   Owens-Illinois, Inc. ........................  7.350    05/15/08      2,110,500
    5,540   Owens-Illinois, Inc. ........................  7.500    05/15/10      5,540,000
                                                                               ------------
                                                                                 10,340,942
                                                                               ------------
            PAPER  4.6%
    6,115   Berry Plastics Holding Corp. ................  8.875    09/15/14      6,130,288
    2,785   Berry Plastics Holding Corp. ................ 10.250    03/01/16      2,687,525
    1,490   Crown Americas...............................  7.625    11/15/13      1,504,900
    3,610   Georgia-Pacific Corp. (a)....................  7.125    01/15/17      3,411,450
    1,345   Graham Packaging Co., Inc. ..................  8.500    10/15/12      1,318,100
    3,965   Graham Packaging Co., Inc. ..................  9.875    10/15/14      3,905,525
    4,870   Graphic Packaging International, Inc. .......  9.500    08/15/13      4,943,050

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            PAPER (CONTINUED)
$     114   Owens-Brockway Glass Containers, Inc. .......  8.875%   02/15/09   $    116,422
    1,085   P.H. Glatfelter..............................  7.125    05/01/16      1,074,150
                                                                               ------------
                                                                                 25,091,410
                                                                               ------------
            PHARMACEUTICALS  0.5%
    2,699   Warner Chilcott Corp. .......................  8.750    02/01/15      2,705,748
                                                                               ------------

            PIPELINES  3.3%
    6,425   Colorado Interstate Gas Co. .................  6.800    11/15/15      6,662,359
    4,785   Kinder Morgan Finance Co.(Canada)............  5.700    01/05/16      4,266,655
    6,210   Williams Cos., Inc. .........................  7.875    09/01/21      6,691,275
                                                                               ------------
                                                                                 17,620,289
                                                                               ------------
            RETAILERS  2.3%
    3,350   Brown Shoe Co., Inc. ........................  8.750    05/01/12      3,433,750
    5,720   Petro Stopping Center, LP....................  9.000    02/15/12      5,991,700
    3,225   Rite Aid Corp. ..............................  8.125    05/01/10      3,241,125
                                                                               ------------
                                                                                 12,666,575
                                                                               ------------
            SERVICES  3.4%
    1,750   Aramark Services, Inc. ......................  5.000    06/01/12      1,509,375
      790   Aramark Services, Inc. ......................  8.500    02/01/15        790,988
      250   Aramark Services, Inc. (c)...................  8.856    02/01/15        248,750
    1,610   Asbury Automotive Group, Inc. (a)............  7.625    03/15/17      1,489,250
    6,870   CHC Helicopter Corp. (Canada)................  7.375    05/01/14      6,423,450
    8,425   Sonic Automotive, Inc. Ser B.................  8.625    08/15/13      8,298,625
                                                                               ------------
                                                                                 18,760,438
                                                                               ------------
            SUPERMARKETS  1.9%
    2,392   Delhaize America, Inc. ......................  9.000    04/15/31      2,810,600
    3,279   Kroger Co. (a)...............................  8.500    07/15/17      3,547,365
    2,345   SUPERVALU, Inc. .............................  7.500    05/15/12      2,433,796
    1,305   SUPERVALU, Inc. .............................  7.500    11/15/14      1,324,575
                                                                               ------------
                                                                                 10,116,336
                                                                               ------------
            TECHNOLOGY  2.9%
    4,700   Freescale Semiconductor, Inc. ...............  8.875    12/15/14      4,359,250
      525   Iron Mountain, Inc. .........................  6.625    01/01/16        475,125
    2,050   Iron Mountain, Inc. .........................  7.750    01/15/15      2,003,875
    3,070   Iron Mountain, Inc. .........................  8.625    04/01/13      3,085,350
    2,275   PGS Solutions, Inc. (a)......................  9.625    02/15/15      2,115,750
    3,540   Sungard Data Systems, Inc. ..................  9.125    08/15/13      3,672,750
                                                                               ------------
                                                                                 15,712,100
                                                                               ------------
            TOBACCO  0.6%
    3,055   Reynolds American, Inc. .....................  6.500    07/15/10      3,132,899
                                                                               ------------

            UTILITY  1.0%
    5,261   Ormat Funding Corp. .........................  8.250    12/30/20      5,260,731
                                                                               ------------

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------
            WIRELESS  1.8%
$   3,090   American Tower Corp. ........................  7.125%   10/15/12   $  3,105,450
    3,085   American Tower Corp. ........................  7.500    05/01/12      3,131,275
    3,340   Wind Acquisition Finance SA (Luxembourg)
            (a).......................................... 10.750    12/01/15      3,456,900
                                                                               ------------
                                                                                  9,693,625
                                                                               ------------
            WIRELINE  2.9%
    3,986   Axtel SA (Mexico)............................ 11.000    12/15/13      4,284,950
    1,535   Citizens Communications Co...................  6.250    01/15/13      1,481,275
    6,030   Exodus Communications, Inc. (d) (e) (f)...... 11.250    07/01/08              0
EUR 4,000   Exodus Communications, Inc. (d) (e) (f)...... 11.375    07/15/08              0
      770   Exodus Communications, Inc. (d) (e) (f)...... 11.625    07/15/10              0
    8,250   GST Network Funding, Inc. (d) (e) (f)........ 10.500    05/01/08            825
    1,320   Nordic Telephone Co. Holdings (Denmark)
            (a)..........................................  8.875    05/01/16      1,372,800
    4,357   Qwest Communications International, Inc.
            (c)..........................................  9.058    02/15/09      4,389,677
      990   Qwest Corp. .................................  5.625    11/15/08        992,475
EUR 1,100   TDC A S (Denmark)............................  6.500    04/19/12      1,499,224
    1,410   Windstream Corp. ............................  8.125    08/01/13      1,462,875
                                                                               ------------
                                                                                 15,484,101
                                                                               ------------
            TOTAL CORPORATE BONDS  94.4%....................................    510,866,907
                                                                               ------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  1.6%
    1,685   American Home Mortgage Assets (c)............  5.805    06/25/47      1,513,140
    1,668   Countrywide Alternative Loan Trust (c).......  6.025    10/25/46      1,128,452
    1,300   Countrywide Alternative Loan Trust (c).......  6.325    01/25/36        979,368
    1,375   Harborview Mortgage Loan Trust (c)...........  6.088    08/21/36        947,499
    1,775   Harborview Mortgage Loan Trust (c)...........  6.238    01/19/36      1,554,452
    2,061   Luminent Mortgage Trust (c)..................  5.865    07/25/36      1,806,248
      920   Residential Accredit Loans, Inc. (c).........  6.255    01/25/46        822,361
                                                                               ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.......................      8,751,520
                                                                               ------------

            FOREIGN CONVERTIBLE CORPORATE
            OBLIGATIONS  0.7%
    3,980   Nortel Networks Corp. (Canada)...............  4.250    09/01/08      3,950,150
                                                                               ------------

            FOREIGN GOVERNMENT OBLIGATIONS  0.5%
MXN24,425   Mexico (United Mexican States) (Mexico)......  9.500    12/18/14      2,423,018
                                                                               ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------

EQUITIES  0.0%
DecisionOne Corp. (19,895 Common Shares) (f) (h).............................   $          0
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (f)
  (h)........................................................................              0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (a) (f) (h)....              0
Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10) (EUR) (United
  Kingdom) (a) (h)...........................................................              0
NEON Communications Group, Inc. (1,830 Common Shares) (h)....................          8,784
OpTel, Inc. (3,275 Common Shares) (a) (f) (h)................................              0
Park N View, Inc. (4,000 Common Stock Warrants, expiring 05/15/18) (a) (f)
  (h)........................................................................              0
Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring 12/02/08)
  (f) (h)....................................................................              0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (a) (f) (h)......              0
Viatel Holding Bermuda, Ltd. (7,852 Common Shares) (Bermuda) (h).............            253
VS Holdings, Inc. (946,962 Common Shares) (f) (h)............................              0
XO Holdings, Inc. (3,469 Common Shares) (h)..................................         12,141
XO Holdings, Inc., Ser A (6,941 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................          4,512
XO Holdings, Inc., Ser B (5,205 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................          1,822
XO Holdings, Inc., Ser C (5,205 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................            781
                                                                                ------------
TOTAL EQUITIES...............................................................         28,293
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $576,400,435)........................................................    526,019,888
                                                                                ------------

SHORT-TERM INVESTMENTS  1.1%
REPURCHASE AGREEMENTS  0.7%
Banc of America Securities ($1,293,585 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated
  08/31/07, to be sold on 09/04/07 at $1,294,347)............................      1,293,585
Citigroup Global Markets, Inc. ($1,149,854 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.25%,
  dated 08/31/07, to be sold on 09/04/07 at $1,150,525)......................      1,149,854
State Street Bank & Trust Co. ($1,396,561 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.83%,
  dated 08/31/07, to be sold on 09/04/07 at $1,397,310)......................      1,396,561
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS..................................................      3,840,000
                                                                                ------------

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.4%
United States Treasury Bill ($1,900,000 par, yielding 4.972%, 01/10/08
  maturity) (i)..............................................................   $  1,866,742
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS  1.1%
  (Cost $5,706,742)..........................................................      5,706,742
                                                                                ------------

TOTAL INVESTMENTS  98.3%
  (Cost $582,107,177)........................................................    531,726,630

FOREIGN CURRENCY  0.4%
  (Cost $2,226,928)..........................................................      2,248,467
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................      7,222,947
                                                                                ------------

NET ASSETS  100.0%...........................................................   $541,198,044
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Floating Rate Coupon

(d) Non-income producing as security is in default.

(e) This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Payment-in-kind security.

(h) Non-income producing security as this stock currently does not declare income dividends.

(i) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

Currency Abbreviations:

EUR--Euro

MXN--Mexican Peso

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

SWAP AGREEMENTS OUTSTANDING AS OF AUGUST 31, 2007:

CREDIT DEFAULT SWAPS

                                                    PAY/
                                                   RECEIVE                NOTIONAL
                         REFERENCE     BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY              ENTITY      PROTECTION    RATE        DATE       (000)      PAYMENTS       VALUE
JP Morgan Chase Bank,
 N.A., New York.......   Belo Corp.       Buy      1.180%     06/20/14     $1,085    $         0   $  (8,642)
JP Morgan Chase Bank,
 N.A., New York.......   Belo Corp.       Buy      1.300      06/20/14      3,070              0     (45,995)
JP Morgan Chase Bank,
 N.A., New York.......  CDX.NA.HY.8      Sell      2.750      06/20/12     17,000     (1,147,500)   (737,715)
                                                                                     -----------   ---------
TOTAL CREDIT DEFAULT SWAPS........................................................   $(1,147,500)  $(792,352)
                                                                                     ===========   =========

INTEREST RATE SWAPS

                                             PAY/
                             FLOATING      RECEIVE                         NOTIONAL
                               RATE        FLOATING   FIXED   EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY                   INDEX         RATE     RATE       DATE       (000)      PAYMENTS       VALUE
JP Morgan Chase Bank,
 N.A, New York...........  USD-LIBOR BBA     Pay      5.361%   08/24/17    $13,500    $         0   $ 130,139
JP Morgan Chase Bank,
 N.A., New York..........  USD-LIBOR BBA     Pay      5.428    08/20/17     37,000              0     549,942
                                                                                      -----------   ---------
TOTAL INTEREST RATE SWAPS..........................................................   $         0   $ 680,081
                                                                                      -----------   ---------
TOTAL SWAP AGREEMENTS..............................................................   $(1,147,500)  $(112,271)
                                                                                      ===========   =========

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, December 2007
  (Current Notional Value of $109,047 per contract).........     287         $210,169
U.S. Treasury Notes 2-Year Futures, December 2007
  (Current Notional Value of $206,156 per contract).........     130           (5,467)
U.S. Treasury Notes 5-Year Futures, December 2007
  (Current Notional Value of $106,703 per contract).........      81           34,957
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007
  (Current Notional Value of $111,781 per contract).........      34          (59,594)
U.S. Treasury Bond Futures, December 2007
  (Current Notional Value of $111,563 per contract).........     340         (107,461)
U.S. Treasury Notes 10-Year Futures, September 2007
  (Current Notional Value of $109,484 per contract).........      46          (37,972)
                                                                 ---         --------
TOTAL FUTURES CONTRACTS.....................................     918         $ 34,632
                                                                 ===         ========

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF AUGUST 31, 2007:

                                                                                     UNREALIZED
                                                                                    APPRECIATION/
                                                IN EXCHANGE FOR    CURRENT VALUE    DEPRECIATION
SHORT CONTRACTS:
Euro Currency 11,073,000 expiring 10/31/07....       US $           $15,121,392        $34,334
LONG CONTRACTS:
Euro Currency 1,990,000 expiring 10/31/07.....       US $             2,717,563         (3,305)
                                                                                       -------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS........................................       $31,029
                                                                                       =======

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $582,107,177).......................  $  531,726,630
Foreign Currency (Cost $2,226,928)..........................       2,248,467
Cash........................................................          54,957
Receivables:
  Interest..................................................      11,389,760
  Fund Shares Sold..........................................         146,499
  Investments Sold..........................................           3,652
Swap Contracts..............................................         680,081
Forward Foreign Currency Contracts..........................          34,334
Other.......................................................         148,411
                                                              --------------
    Total Assets............................................     546,432,791
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       2,499,724
  Income Distributions......................................         713,708
  Distributor and Affiliates................................         305,349
  Investment Advisory Fee...................................         191,971
  Variation Margin on Futures...............................          25,712
Swap Contracts..............................................         792,352
Trustees' Deferred Compensation and Retirement Plans........         412,006
Forward Foreign Currency Contracts..........................           3,305
Accrued Expenses............................................         290,620
                                                              --------------
    Total Liabilities.......................................       5,234,747
                                                              --------------
NET ASSETS..................................................  $  541,198,044
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,140,540,211
Accumulated Undistributed Net Investment Income.............      (2,324,482)
Net Unrealized Depreciation.................................     (49,253,402)
Accumulated Net Realized Loss...............................    (547,764,283)
                                                              --------------
NET ASSETS..................................................  $  541,198,044
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $425,365,733 and 40,987,672 shares of
    beneficial interest issued and outstanding).............  $        10.38
    Maximum sales charge (4.75%* of offering price).........            0.52
                                                              --------------
    Maximum offering price to public........................  $        10.90
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $77,644,037 and 7,438,517 shares of
    beneficial interest issued and outstanding).............  $        10.44
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $32,143,721 and 3,121,391 shares of
    beneficial interest issued and outstanding).............  $        10.30
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,044,553 and 582,297 shares of
    beneficial interest issued and outstanding).............  $        10.38
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Interest....................................................  $ 46,776,489
Other.......................................................     1,527,542
                                                              ------------
    Total Income............................................    48,304,031
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................     1,147,050
  Class B...................................................       998,167
  Class C...................................................       419,976
Investment Advisory Fee.....................................     2,469,339
Transfer Agent Fees.........................................     1,088,020
Reports to Shareholders.....................................       144,057
Accounting and Administrative Expenses......................       130,438
Registration Fees...........................................        62,336
Custody.....................................................        58,497
Professional Fees...........................................        53,791
Trustees' Fees and Related Expenses.........................        47,908
Other.......................................................        39,368
                                                              ------------
    Total Expenses..........................................     6,658,947
    Less Credits Earned on Cash Balances....................        63,149
                                                              ------------
    Net Expenses............................................     6,595,798
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 41,708,233
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  6,356,375
  Foreign Currency Transactions.............................     1,477,227
  Futures...................................................       198,508
  Swaps.....................................................         7,839
  Forward Foreign Currency Contracts........................        (2,654)
                                                              ------------
Net Realized Gain...........................................     8,037,295
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (37,098,761)
                                                              ------------
  End of the Period:
    Investments.............................................   (50,380,547)
    Swaps...................................................     1,035,229
    Futures.................................................        34,632
    Forward Foreign Currency Contracts......................        31,029
    Foreign Currency Translation............................        26,255
                                                              ------------
                                                               (49,253,402)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,154,641)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (4,117,346)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 37,590,887
                                                              ============

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                             YEAR ENDED         YEAR ENDED
                                                           AUGUST 31, 2007    AUGUST 31, 2006
                                                           ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $  41,708,233      $  46,409,194
Net Realized Gain/Loss...................................       8,037,295        (10,496,939)
Net Unrealized Depreciation During the Period............     (12,154,641)       (16,043,354)
                                                            -------------      -------------
Change in Net Assets from Operations.....................      37,590,887         19,868,901
                                                            -------------      -------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (32,205,371)       (35,559,226)
  Class B Shares.........................................      (6,184,026)       (10,076,519)
  Class C Shares.........................................      (2,649,680)        (3,035,788)
  Class I Shares.........................................        (268,995)          (481,065)
                                                            -------------      -------------
Total Distributions......................................     (41,308,072)       (49,152,598)
                                                            -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      (3,717,185)       (29,283,697)
                                                            -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     119,619,493        137,558,848
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      31,009,428         35,523,788
Cost of Shares Repurchased...............................    (224,513,522)      (325,876,260)
                                                            -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......     (73,884,601)      (152,793,624)
                                                            -------------      -------------
TOTAL DECREASE IN NET ASSETS.............................     (77,601,786)      (182,077,321)
NET ASSETS:
Beginning of the Period..................................     618,799,830        800,877,151
                                                            -------------      -------------
End of the Period (Including accumulated undistributed
  net investment income of $(2,324,482) and $(3,780,148),
  respectively)..........................................   $ 541,198,044      $ 618,799,830
                                                            =============      =============

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                                          YEAR ENDED AUGUST 31,
CLASS A SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.47    $10.89    $10.92    $10.29    $ 9.45
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................    0.75(a)   0.75(a)   0.78      0.78      0.87
  Net Realized and Unrealized Gain/Loss.....   (0.10)    (0.39)    (0.06)     0.63      0.87
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    0.65      0.36      0.72      1.41      1.74
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................    0.74      0.78      0.75      0.75      0.72
  Return of Capital Distributions...........     -0-       -0-       -0-      0.03      0.18
                                              ------    ------    ------    ------    ------
Total Distributions.........................    0.74      0.78      0.75      0.78      0.90
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.38    $10.47    $10.89    $10.92    $10.29
                                              ======    ======    ======    ======    ======

Total Return (b)............................   6.23%     3.55%     6.89%    14.02%    19.26%
Net Assets at End of the Period (In
  millions).................................  $425.4    $457.7    $532.0    $379.5    $408.7
Ratio of Expenses to Average Net Assets
  (c).......................................   0.92%     0.92%     1.06%     1.06%     1.12%
Ratio of Net Investment Income to Average
  Net Assets................................   7.05%     7.04%     7.11%     7.45%     8.36%
Portfolio Turnover..........................     42%       44%       84%       88%       95%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                                          YEAR ENDED AUGUST 31,
CLASS B SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.53    $10.95    $10.95    $10.32    $ 9.48
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................    0.68(a)   0.66(a)   0.75      0.69      0.75
  Net Realized and Unrealized Gain/Loss.....   (0.11)    (0.39)    (0.06)     0.63      0.90
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    0.57      0.27      0.69      1.32      1.65
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................    0.66      0.69      0.69      0.66      0.63
  Return of Capital Distributions...........     -0-       -0-       -0-      0.03      0.18
                                              ------    ------    ------    ------    ------
Total Distributions.........................    0.66      0.69      0.69      0.69      0.81
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.44    $10.53    $10.95    $10.95    $10.32
                                              ======    ======    ======    ======    ======

Total Return (b)............................   5.41%     2.75%     6.36%    12.79%    18.27%
Net Assets at End of the Period (In
  millions).................................  $ 77.6    $115.8    $191.0    $160.7    $175.6
Ratio of Expenses to Average Net Assets
  (c).......................................   1.68%     1.68%     1.83%     1.82%     1.89%
Ratio of Net Investment Income to Average
  Net Assets................................   6.32%     6.28%     6.33%     6.70%     7.68%
Portfolio Turnover..........................     42%       44%       84%       88%       95%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                                          YEAR ENDED AUGUST 31,
CLASS C SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.38    $10.80    $10.83    $10.23    $ 9.39
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................    0.66(a)   0.66(a)   0.75      0.69      0.75
  Net Realized and Unrealized Gain/Loss.....   (0.08)    (0.36)    (0.09)     0.60      0.90
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    0.58      0.30      0.66      1.29      1.65
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................    0.66      0.72      0.69      0.66      0.63
  Return of Capital Distributions...........     -0-       -0-       -0-      0.03      0.18
                                              ------    ------    ------    ------    ------
Total Distributions.........................    0.66      0.72      0.69      0.69      0.81
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.30    $10.38    $10.80    $10.83    $10.23
                                              ======    ======    ======    ======    ======

Total Return (b)............................   5.59%     2.83%(d)  6.17%(d) 12.98%(d) 18.14%(e)
Net Assets at End of the Period (In
  millions).................................  $ 32.1    $ 43.6    $ 54.5    $ 41.4    $ 41.5
Ratio of Expenses to Average Net Assets
  (c).......................................   1.68%     1.64%(d)  1.82%(d)  1.81%(d)  1.86%
Ratio of Net Investment Income to Average
  Net Assets................................   6.26%     6.32%(d)  6.34%(d)  6.71%(d)  7.68%(e)
Portfolio Turnover..........................     42%       44%       84%       88%       95%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                                            YEAR ENDED       MARCH 23, 2005
                                                            AUGUST 31,      (COMMENCEMENT OF
CLASS I SHARES                                           ----------------    OPERATIONS) TO
                                                          2007      2006    AUGUST 31, 2005
                                                         -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............  $10.47    $10.89        $10.95
                                                         ------    ------        ------
  Net Investment Income................................    0.71(a)   0.78(a)       0.36
  Net Realized and Unrealized Gain/Loss................   (0.04)    (0.39)        (0.06)
                                                         ------    ------        ------
Total from Investment Operations.......................    0.67      0.39          0.30
Less Distributions from Net Investment Income..........    0.76      0.81          0.36
                                                         ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD.....................  $10.38    $10.47        $10.89
                                                         ======    ======        ======

Total Return (b).......................................   6.49%     3.82%         2.69%*
Net Assets at End of the Period (In millions)..........  $  6.0    $  1.7        $ 23.3
Ratio of Expenses to Average Net Assets (c)............   0.67%     0.63%         0.85%
Ratio of Net Investment Income to Average Net Assets...   6.72%     7.37%         6.97%
Portfolio Turnover.....................................     42%       44%           84%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expense, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund") is organized as a series of Van Kampen High Yield, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The fund commenced investment operations on October 2, 1978. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. On September 5, 2006, there was a 1-for-3 reverse share split for Class A Shares, Class B Shares, Class C Shares and Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default and interest rate swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At August 31, 2007, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the fund utilized capital losses carried forward of $3,768,075. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $544,778,026 which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$ 33,682,013................................................  August 31, 2008
  51,935,293................................................  August 31, 2009
 138,518,165................................................  August 31, 2010
 165,406,856................................................  August 31, 2011
 117,018,188................................................  August 31, 2012
  32,804,299................................................  August 31, 2013
   5,413,212................................................  August 31, 2014

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $584,334,420
                                                              ============
Gross tax unrealized appreciation...........................  $  8,203,616
Gross tax unrealized depreciation...........................   (60,811,406)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(52,607,790)
                                                              ============

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2007 and 2006 were as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $41,566,393    $49,344,799
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $41,566,393    $49,344,799
                                                              ===========    ===========

    Permanent differences, primarily due to the capital loss carryforward expiring in the current year and book to tax amortization differences, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

ACCUMULATED UNDISTRIBUTED      ACCUMULATED
  NET INVESTMENT INCOME     NET REALIZED LOSS     CAPITAL
       $1,055,505              $10,390,399      $(11,445,904)

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,940,668
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions, the book to tax differences for partnership income and expense items, and gains and losses recognized for tax purposes on open futures transactions on August 31, 2007.

F. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $63,149 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gains and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .420%
Next $250 million...........................................     .345%
Next $250 million...........................................     .295%
Next $1 billion.............................................     .270%
Next $1 billion.............................................     .245%
Over $3 billion.............................................     .220%

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $10,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $46,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $852,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $293,230 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $99,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $201,700. Sales charges do not represent expenses to the Fund.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                          YEAR ENDED                       YEAR ENDED
                                        AUGUST 31, 2007                 AUGUST 31, 2006
                                 -----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A......................     8,065,381    $  85,272,316     29,290,990    $ 103,011,978
  Class B......................     1,354,417       14,457,571      5,193,622       18,355,586
  Class C......................     1,409,386       14,780,209      4,549,191       15,796,883
  Class I......................       479,189        5,109,397        115,790          394,401
                                 ------------    -------------    -----------    -------------
Total Sales....................    11,308,373    $ 119,619,493     39,149,593    $ 137,558,848
                                 ============    =============    ===========    =============
Dividend Reinvestment:
  Class A......................     2,301,212    $  24,424,026      7,372,644    $  25,916,242
  Class B......................       423,585        4,522,334      1,998,462        7,065,215
  Class C......................       183,309        1,935,553        590,646        2,061,273
  Class I......................        12,003          127,515        136,311          481,058
                                 ------------    -------------    -----------    -------------
Total Dividend Reinvestment....     2,920,109    $  31,009,428     10,098,063    $  35,523,788
                                 ============    =============    ===========    =============
Repurchases:
  Class A......................  (100,686,829)*  $(138,653,149)   (52,016,777)   $(183,438,639)
  Class B......................   (27,361,106)*    (57,032,500)   (26,554,629)     (93,925,102)
  Class C......................   (11,073,294)*    (28,095,426)    (7,670,401)     (26,835,230)
  Class I......................      (388,939)*       (732,447)    (6,186,212)     (21,677,289)
                                 ------------    -------------    -----------    -------------
Total Repurchases..............  (139,510,168)   $(224,513,522)   (92,428,019)   $(325,876,260)
                                 ============    =============    ===========    =============

*   Includes 87,378,893, 21,991,341, 8,405,187 and 319,870 shares redeemed in
    1-for-3 reverse share split for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $18,200 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $242,170,702 and $300,608,692, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    The fund may use derivative instruments, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD FOREIGN CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

B. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury securities for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended August 31, 2007 were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2006..............................      -0-
Futures Opened..............................................    6,946
Futures Closed..............................................   (6,028)
                                                               ------
Outstanding at August 31, 2007..............................      918
                                                               ======

C. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,392,000 and $10,200 for Class B and Class C Shares, respectively. These amounts may be recovered for future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen High Yield Fund (the "Fund") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen High Yield Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 16, 2007

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH YIELD FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN HIGH YIELD FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN HIGH YIELD FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN HIGH YIELD FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN HIGH YIELD FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN HIGH YIELD FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN HIGH YIELD FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             28, 128, 228, 628
                                                                  HYIANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03922P-Y08/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006 and June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. All three editions of Exhibit B and all three editions of Exhibit C are attached.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............    $43,700               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..    $     0        $  781,800(2)
   TAX FEES ............    $ 3,100(3)     $   63,070(4)
   ALL OTHER FEES ......    $     0        $  157,910(5)
TOTAL NON-AUDIT FEES ...    $ 3,100        $1,002,780
TOTAL ..................    $46,800        $1,002,780

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............    $42,400               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..    $     0        $  706,000(2)
   TAX FEES ............    $ 2,800(3)     $   75,537(4)
   ALL OTHER FEES ......    $     0        $  749,041(5)
TOTAL NON-AUDIT FEES ...    $ 2,800        $1,530,578
TOTAL ..................    $45,200        $1,530,578

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund


By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    -----------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007